LOANS FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2014
Loans From Related Party Tables
Loans from related party

Notes payable to related parties are as follows:

	December 31,	December 31,
	2014	2013
Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James, an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date was extended until March 31, 2014. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $30,000 was paid during the quarter ended March 31, 2014.	$-	$30,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date was extended until March 31, 2014. Interest shall be paid in cash or common stock at the holders’ option. During the year ended December 31, 2013, $17,502 has been advanced to the Company. Principal in the amount of $72,500 was paid during the quarter ended March 31, 2014.	$-	$72,500

	$-	$102,500